Pensions	12 Months Ended
Dec. 31, 2020
Pensions [Abstract]
Pensions
Note 13 - Pensions

The Company is required to have an occupational pension scheme in accordance with Norwegian law on required occupational pensions (“lov om obligatorisk tjenestepensjon”) for the employees in DHT Management AS. The Company’s pension scheme satisfies the requirements of this law and comprises a closed defined benefit scheme. At the end of the year, there were 12 participants in the benefit plan.

Defined benefit pension

The Company established a defined benefit plan for qualifying employees in 2010. Under the plan, the employees, from age 67, are entitled to 70% of their base salary at retirement date. Parts of the pension are covered by payments from the National Insurance Scheme in Norway. The defined benefit plan is insured through an insurance company.

Calculation of this year’s pension costs:

(Dollars in thousands)	2020	2019	2018
Current service cost	293	406	403
Financial costs	9	14	10
Pension costs for the year	302	420	413

The amounts recognised in the statement of financial position at the reporting date are as follows:

	2020	2019	2018
Present value of the defined benefit obligation	1,793	2,494	1,971
Fair value of plan assets	1,362	1,788	1,614
Net pension obligation	431	707	357
Remeasurement loss/(gain)	181	(287)	182
Net balance sheet recorded pension liability December 31	612	420	539

Change in gross pension obligation:
Gross obligation January 1	1,439	2,090	1,708
Current service cost	289	401	398
Interest charge on pension liabilities	31	54	42
Past service cost - curtailment/plan amendment	-	-	-
Settlement (gain)	-	-	-
Social security expenses	(37)	(31)	(57)
Remeasurements loss/(gain)	73	(1,055)	119
Exchange rate differences	71	(21)	(119)
Gross pension obligation December 31	1,866	1,439	2,090

Change in gross pension assets:
Fair value plan asset January 1	1,019	1,551	1,282
Interest income	18	36	27
Settlement	-	-	-
Employer contribution	266	216	404
Remeasurements (loss)/gain	(108)	(768)	(63)
Exchange rate differences	58	(16)	(99)
Fair value plan assets December 31	1,254	1,019	1,551

The Company expects to contribute $234 thousand to its defined benefit pension plan in 2021.

Assumptions	2020	2019	2018
Discount rate	1.70%	2.30%	2.60%
Yield on pension assets	1.70%	2.30%	2.60%
Wage growth	2.25%	2.25%	2.75%
G regulation*	2.00%	2.00%	2.50%
Pension adjustment	0.00%	0.50%	0.80%
Average remaining service period	19	19	18

*Increase of social security base amount (“G”) as per Norwegian regulations.